Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2015
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

6. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2014	2015

Value added tax receivable	$58	$120
Rental and utility deposit	32	21
Advance to suppliers	123	254
Prepayment	716	728
Coupon receivable	58	58
Others	487	939
	$1,474	$2,120